Intangible Assets, Net - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Acquired Finite-Lived Intangible Assets [Line Items]
Amortization of intangible assets	$ 1,933	$ 0	$ 0
2022	2,300
2023	2,300
2024	1,100
2025	800
2026	$ 100